Convertible Notes (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 05, 2025	Mar. 31, 2025	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2025
Convertible notes payable, current			$ 4,020,567		$ 2,301,666	$ 0
Long term convertible notes payable			250,000
Convertible notes issued	$ 3,500,000		$ 4,389,000	$ 1,009,803	2,993,392	0
Convertible notes converted shares		407,471	4,870,291
Embedded derivative			$ 307,021		$ 168,358	$ 0
Bottom [Member]
Conversion price per share							$ 0.45
Top [Member]
Conversion price per share							$ 0.90
Convertible Promissory Notes [Member]
Note maturity period			1 year
Interest rate			10.00%		10.00%
Conversion price description			80% of the twenty-day weighted average closing price of the Company’s common stock preceding the conversion (but not less than the average of the two notes $0.56 per share), and of the trading day immediately preceding such conversion (but not less than $0.75 per share) or (ii) $0.90 per share.		80% of the twenty-day weighted average closing price of the Company’s common stock preceding the conversion (but not less than the average of the four notes $0.56 per share), and of the trading day immediately preceding such conversion (but not less than $0.75 per share) or (ii) $0.90 per share
Convertible notes issued			$ 4,639,000
Convertible Promissory Notes [Member] | Bottom [Member]
Note maturity period					1 year
Convertible notes issued					$ 2,443,195
Conversion price per share			$ 0.75		$ 0.50
Convertible Promissory Notes [Member] | Top [Member]
Conversion price per share			$ 0.90		$ 0.90
Promissory Notes [Member]
Owning amount of outstanding common stock			4.90%		9.90%
Principal amount			$ 4,270,567		$ 2,443,195
Accrued interest			501,355		118,853
Embedded liabilities					59,325
Note net discounts			368,433
Embedded derivative			$ 307,021
Convertible Promissory Two Notes [Member]
Principal amount					$ 350,000
Conversion price per share					$ 0.90
Accrued interest					$ 16,724
Convertible notes converted shares					404,471
Interest expense					$ 141,529
Discount amortization related to convertible notes					372,071
Loss on change in fair value of derivatives					$ 72,927
Convertible Promissory Five Notes [Member]
Convertible notes converted shares			4,870,291
Interest expense			$ 387,265
Discount amortization related to convertible notes			264,416
Debt instrument, periodic payment, principal			2,193,195
Debt instrument, periodic payment, interest			90,954
Gain on change in fair value of derivatives			$ 140,444
Convertible Promissory Five Notes [Member] | Bottom [Member]
Conversion price per share			$ 0.45
Convertible Promissory Five Notes [Member] | Top [Member]
Conversion price per share			$ 0.90